UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2018

Date of Reporting Period: 12/31/2017

Item 1. Schedule of Investments.

NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS -- 96.81%
	Consumer Discretionary - Durables &
	Apparel -- 1.54%
155,000	Mohawk Industries, Inc. *	$ 42,764,500
		-------------

	Consumer Discretionary - Media -- 1.96%
924,000	CBS Corporation - Class B	54,516,000
		--------------

	Consumer Discretionary - Retailing --
	10.59%
36,550	Amazon.com, Inc. *	42,744,129
270,000	Home Depot, Inc. (The)	51,173,100
1,667,782	LKQ Corporation *	67,828,694
247,476	O'Reilly Automotive, Inc. *	59,527,877
480,000	TJX Companies, Inc. (The)	36,700,800
160,000	Ulta Beauty, Inc. *	35,785,600
		--------------
		293,760,200
		--------------

	Consumer Discretionary - Services -- 2.84%
245,000	McDonald's Corporation	42,169,400
635,000	Starbucks Corporation	36,468,050
		--------------
		78,637,450
		--------------

	Consumer Staples - Food & Staples
	Retailing -- 1.64%
625,000	Walgreens Boots Alliance, Inc.	45,387,500
		--------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 3.73%
700,000	Mondelez International, Inc. - Class A	29,960,000
215,000	PepsiCo, Inc.	25,782,800
450,000	Philip Morris International Inc.	47,542,500
		--------------
		103,285,300
		--------------

	Energy - Energy -- 1.63%
1,700,000	Enterprise Products Partners L.P.	45,067,000
		--------------

	Financials - Banks -- 0.98%
330,000	East West Bancorp, Inc.	20,073,900
350,000	KeyCorp	7,059,500
		--------------
		27,133,400
		--------------

	Financials - Diversified -- 5.68%
304,505	Affiliated Managers Group, Inc.	62,499,651
1,850,000	Charles Schwab Corporation (The)	95,034,500
		--------------
		157,534,151
		--------------

	Financials - Insurance -- 3.48%
415,000	Aon plc	55,610,000

280,000	Chubb Limited	40,916,400
		--------------
		96,526,400
		--------------

	Health Care - Equipment & Services -- 3.62%
330,100	Laboratory Corporation of America Holdings*	52,654,251
590,000	Medtronic Public Limited Company	47,642,500
		--------------
		100,296,751
		--------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 11.76%
185,000	Allergan plc	30,262,300
87,000	Biogen Inc. *	27,715,590
295,000	Celgene Corporation *	30,786,200
450,000	Gilead Sciences, Inc.	32,238,000
185,000	Johnson & Johnson	25,848,200
500,887	Merck & Co., Inc.	28,184,911
1,000,000	Pfizer Inc.	36,220,000
72,500	Regeneron Pharmaceuticals, Inc. *	27,257,100
460,688	Thermo Fisher Scientific Inc.	87,475,437
		--------------
		325,987,739
		--------------

	Industrials - Capital Goods -- 6.14%
940,000	Fastenal Company	51,408,600
650,000	Fortive Corporation	47,027,500
411,100	Snap-on Incorporated	71,654,730
		--------------
		170,090,830
		--------------

	Industrials - Commercial & Professional
	Services -- 6.72%
415,000	Cintas Corporation	64,669,450
1,411,000	Copart, Inc. *	60,941,090
270,000	Equifax Inc.	31,838,400
795,000	Nielsen Holdings plc	28,938,000
		--------------
		186,386,940
		--------------

	Industrials - Transportation -- 1.56%
114,576	AMERCO	43,299,416
		--------------

	Information Technology - Hardware &
	Equipment -- 5.68%
410,000	Apple Inc.	69,384,300
2,300,000	Cisco Systems, Inc.	88,090,000
		--------------
		157,474,300
		--------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.19%
1,300,000	Intel Corporation	60,008,000
300,000	Skyworks Solutions, Inc.	28,485,000
		--------------
		88,493,000
		--------------

	Information Technology - Software &
	Services -- 17.05%
56,500	Alphabet Inc. - Class A *	59,121,600
125,000	Black Knight, Inc. *	5,518,750
275,000	Facebook, Inc. - Class A *	48,526,500
340,000	Gartner, Inc. *	41,871,000
195,000	International Business Machines Corporation	29,916,900
565,000	Mastercard Incorporated - Class A	85,518,400
900,000	Microsoft Corporation	76,986,000
275,000	salesforce.com, inc. *	28,113,250
180,000	ServiceNow, Inc. *	23,470,200
450,000	Visa Inc. - Class A	51,309,000
220,000	Workday, Inc. *	22,382,800
		--------------
		472,734,400

		--------------

	Materials -- 4.36%
300,000	Albemarle Corporation	38,367,000
331,600	AptarGroup, Inc.	28,610,448
1,420,802	Ball Corporation	53,777,356
		--------------
		120,754,804
		--------------

	Real Estate -- 2.66%
1,705,000	CBRE Group, Inc. *	73,843,550
		--------------

	TOTAL COMMON STOCKS	2,683,973,631
	(cost $1,679,213,373)	--------------

SHORT-TERM INVESTMENTS -- 3.18%
	U.S. Treasury Bills - 2.34%
$25,000,000	U.S. Treasury Bill 01/04/2018, 1.085%	24,998,514
40,000,000	U.S. Treasury Bill 01/11/2018, 1.118%	39,988,973
		--------------
		64,987,487
		--------------

	Money Market Fund - 0.84%
23,173,851	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 1.21%	23,173,851
		--------------

	TOTAL SHORT-TERM INVESTMENTS	88,161,338
	(cost $88,161,338)	--------------

	TOTAL INVESTMENTS
	(cost $1,767,374,711) - 99.99%	2,772,134,969
		--------------

	OTHER ASSETS, NET OF LIABILITIES - 0.01%	158,941
		--------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$2,772,293,910
		--------------
		--------------

	% of net assets.

As of December 31, 2017, investment cost for federal tax purposes was
$1,765,348,480 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$1,038,633,702
Unrealized depreciation	(31,847,213)
--------------
Net unrealized appreciation	$1,006,786,489
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$2,683,973,631
Money Market Fund	23,173,851
Level 2 -
U.S. Treasury Bills	64,987,487
Level 3 -
None	--
--------------
Total	$2,772,134,969
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 12, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 12, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 12, 2018